Long-Term Investments	12 Months Ended
Dec. 31, 2017
Long-Term Investments

8. LONG-TERM INVESTMENTS

As of December 31, 2016 and 2017, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2016	2017	2016	2017
			US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	2.1%	91	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	29	—

			120	—

In July 2001, the Company invested in the common stock of Cashido. At the time of investment, Cashido manufactured flash memory storage devices. Cashido currently focuses on the manufacture of computer accessories and ozone based sterilization devices. In 2016 and 2017, the Company recognized impairment charges of US$13 thousand and US$91 thousand in its investment in Cashido, respectively.

In December 2006 and February 2007, the Company invested US$3,360 thousand in the common stock of Vastview. Vastview is a fabless semiconductor company that develops and markets driver ICs and other ICs for the TFT-LCD industry. In 2009 and 2013, the Company received US$808 thousand and US$46 thousand from capital reductions at Vastview. From 2008 to 2010, the Company recognized impairment charges of US$2,462 thousand in its investment in Vastview, and an additional charge of US$29 thousand in 2017. The impairment charges were mainly due to the declining financial performances of the investees.

The Company accounts for these investments using the cost method. These investments are evaluated for impairment on an annual basis or as circumstances warrant.